UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04875

Name of Fund: Royce Value Trust, Inc.

Fund Address: 745 Fifth Avenue

New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LLC

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2011

Date of reporting period: 3/31/2011

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
MARCH 31, 2011 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 108.5%

Consumer Discretionary – 12.4%
Auto Components - 0.7%
Autoliv	14,800	$1,098,604
China XD Plastics [a,b]	89,500	466,295
Gentex Corporation	50,000	1,512,500
Hirotako Holdings	286,000	171,860
Minth Group	1,136,000	1,898,554
Nokian Renkaat	20,000	851,170
Norstar Founders Group [b,c]	524,000	24,588
SORL Auto Parts [b]	107,092	648,978
Superior Industries International	40,000	1,025,600
Williams Controls	37,499	414,739

		8,112,888

Automobiles - 0.4%
Thor Industries	50,000	1,668,500
Winnebago Industries [b]	222,500	2,974,825

		4,643,325

Distributors - 0.7%
LKQ Corporation [b]	230,000	5,543,000
Weyco Group	97,992	2,396,884

		7,939,884

Diversified Consumer Services - 2.1%
Anhanguera Educacional Participacoes	100,000	2,448,780
Benesse Holdings	29,800	1,219,872
Cambium Learning Group [b]	54,466	185,184
ChinaCast Education [a,b]	179,800	1,130,942
Corinthian Colleges [a,b]	59,500	262,990
ITT Educational Services [b]	26,000	1,875,900
MegaStudy	23,000	3,541,365
Regis Corporation	233,800	4,147,612
Sotheby’s	172,500	9,073,500
Universal Technical Institute	47,600	925,820

		24,811,965

Hotels, Restaurants & Leisure - 0.4%
Abu Dhabi National Hotels [c]	130,000	99,108
Ajisen China Holdings	600,000	1,157,028
Benihana [b]	3,300	28,017
Cafe de Coral Holdings	72,000	169,019
CEC Entertainment	64,100	2,418,493
Fairwood Holdings	35,000	49,945
Kangwon Land	25,000	580,018
REXLot Holdings	7,176,800	793,470

		5,295,098

Household Durables - 1.8%
All American Group (Escrow) [b,c]	47,700	0
Allan International Holdings	350,000	159,284
Desarrolladora Homex ADR [b]	14,100	384,225
Ekornes	30,000	802,857
Ethan Allen Interiors	345,800	7,573,020
Hanssem	49,100	619,932
Harman International Industries	22,950	1,074,519
Hunter Douglas	10,000	509,696
Mohawk Industries [b]	128,200	7,839,430
NVR [b]	500	378,000
Samson Holding	1,100,000	220,607
Universal Electronics [b]	10,000	295,600
Woongjin Coway	49,400	1,704,535

		21,561,705

Internet & Catalog Retail - 0.3%
Manutan International	27,500	1,979,828
Takkt	130,000	2,072,654

		4,052,482

Leisure Equipment & Products - 0.8%
Beneteau	36,000	759,420
RC2 Corporation [b]	132,600	3,726,060
Sturm, Ruger & Co.	220,600	5,067,182

		9,552,662

Media - 0.8%
Global Sources [a,b]	34,421	400,316
Lamar Advertising Cl. A [b]	51,000	1,883,940
Morningstar	109,800	6,410,124
Pico Far East Holdings	6,785,000	1,299,683

		9,994,063

Multiline Retail - 0.2%
New World Department Store China	2,053,000	1,435,784
Ramayana Lestari Sentosa	5,075,000	442,952

		1,878,736

Specialty Retail - 1.6%
Aeropostale [b]	25,200	612,864
Ascena Retail Group [b]	68,280	2,212,955
CarMax [b]	63,000	2,022,300
Charming Shoppes [b]	475,900	2,027,334
Dickson Concepts (International)	953,500	708,516
Dover Saddlery [a,b]	17,821	76,096
Fast Retailing	2,800	350,421
Hengdeli Holdings	385,250	203,061
Jos. A. Bank Clothiers [b]	30,000	1,526,400
Lewis Group	200,000	2,202,513
Luk Fook Holdings (International)	195,200	578,432
Stein Mart	167,800	1,696,458
Systemax [b]	224,000	3,028,480
West Marine [b]	131,100	1,367,373

		18,613,203

Textiles, Apparel & Luxury Goods - 2.6%
Anta Sports Products	198,200	307,802
Burberry Group	50,000	941,665
Carter’s [b]	236,000	6,756,680
China Dongxiang Group	1,145,000	362,111
Columbia Sportswear	38,600	2,293,612
Daphne International Holdings	1,613,900	1,219,987
Grendene	250,000	1,470,003
J.G. Boswell Company [d]	2,292	1,856,520
K-Swiss Cl. A [b]	163,600	1,843,772
Lazare Kaplan International [b,d]	95,437	125,977
Pacific Textiles Holdings	2,170,000	1,255,375
Stella International Holdings	763,500	1,703,963
Texwinca Holdings	401,000	425,304
Unifi [b]	40,333	685,661
Van De Velde	15,000	845,856
Volcom	101,494	1,880,684
Warnaco Group (The) [b]	67,000	3,831,730
Wolverine World Wide	100,000	3,728,000

		31,534,702

Total		147,990,713

Consumer Staples – 2.0%
Beverages - 0.1%
MGP Ingredients	127,400	1,110,928
Thai Beverage	786,400	180,925

		1,291,853

Food & Staples Retailing - 0.4%
FamilyMart	105,900	3,978,571
QKL Stores [a,b]	75,000	198,000

		4,176,571

Food Products - 1.5%
Alico	27,000	722,790
Asian Citrus Holdings	587,800	649,874
Binggrae	22,415	1,324,119
BW Plantation	1,838,400	247,020
Cal-Maine Foods	49,900	1,472,050
Chaoda Modern Agriculture (Holdings)	178,872	111,298
China Green (Holdings)	2,272,000	1,746,670
First Resources	896,700	939,027
Grupo Herdez	300,000	605,324
Hershey Creamery [d]	709	1,230,115
Origin Agritech [a,b]	76,800	591,360
Seneca Foods Cl. A [a,b]	110,000	3,285,700
Seneca Foods Cl. B [a,b]	13,251	393,422
Super Group	735,000	752,202
Tootsie Roll Industries	108,567	3,078,955
Westway Group [b]	31,500	140,175
Yuhe International [b]	60,886	405,501

		17,695,602

Total		23,164,026

Diversified Investment Companies – 0.5%
Closed-End Funds - 0.5%
Central Fund of Canada Cl. A	257,000	5,749,090

Total		5,749,090

Energy – 7.0%
Energy Equipment & Services - 6.1%
Atwood Oceanics [b]	15,300	710,379
Cal Dive International [b]	456,250	3,184,625
Calfrac Well Services	45,000	1,450,490
CARBO Ceramics	44,700	6,308,064
Ensco ADR	40,600	2,348,304
Ensign Energy Services	225,100	4,239,635
Exterran Holdings [b]	103,600	2,458,428
Helmerich & Payne	98,200	6,745,358
ION Geophysical [b]	361,500	4,587,435
Lufkin Industries	62,000	5,795,140
National-Oilwell Varco	7,100	562,817
Oil States International [b]	156,500	11,915,910
Pason Systems	141,800	2,303,610
SEACOR Holdings	37,300	3,448,758
ShawCor Cl. A	80,500	3,027,365
SinoTech Energy ADR [b]	100,000	798,000
TETRA Technologies [b]	68,000	1,047,200
TGS-NOPEC Geophysical	105,000	2,817,594
Tidewater	36,000	2,154,600
Trican Well Service	99,900	2,255,607
Unit Corporation [b]	43,000	2,663,850
Willbros Group [b]	103,800	1,133,496

		71,956,665

Oil, Gas & Consumable Fuels - 0.9%
Bill Barrett [b]	50,000	1,995,500
Chesapeake Energy	11,900	398,888
Cimarex Energy	50,000	5,762,000
HRT Participacoes em Petroleo [b]	200	208,373
Resolute Energy [a,b]	141,134	2,560,170

		10,924,931

Total		82,881,596

Financials – 20.6%
Capital Markets - 10.2%
A.F.P. Provida ADR	22,100	1,664,130
ABG Sundal Collier Holding	115,000	158,040
Affiliated Managers Group [b]	47,600	5,206,012
AllianceBernstein Holding L.P.	264,600	5,768,280
AP Alternative Assets L.P.	233,200	2,856,700
Artio Global Investors Cl. A	235,000	3,797,600
Ashmore Group	582,500	3,096,754
Azimut Holding	72,183	807,129
Banca Generali	86,000	1,308,982
Bank Sarasin & Co. Cl. B	33,120	1,442,352
Banque Privee Edmond de Rothschild	23	701,143
BKF Capital Group [b,d]	130,000	139,100
BT Investment Management	207,000	586,662
Close Brothers Group	43,000	582,886
Coronation Fund Managers	526,000	1,384,006
Cowen Group Cl. A [b]	708,600	2,841,486
Daewoo Securities	5,000	102,101
Eaton Vance	85,300	2,750,072
Egyptian Financial Group-Hermes Holding	599,500	2,209,081
Epoch Holding Corporation	25,000	394,500
Equity Trustees	35,572	578,032
Evercore Partners Cl. A	15,300	524,637
F&C Asset Management	60,000	72,959
FBR Capital Markets [b]	249,600	893,568
Federated Investors Cl. B	249,700	6,679,475
Fiducian Portfolio Services	227,000	340,456
GAMCO Investors Cl. A	90,575	4,199,057
GFI Group	166,247	834,560
GIMV	22,500	1,355,197
Gleacher & Company [b]	293,000	509,820
GP Investments BDR [b]	15,604	60,690
HQ [b]	40,000	24,208
Investec	118,000	904,265
IOOF Holdings	123,592	926,821
KKR & Co. L.P.	415,000	6,810,150
Lazard Cl. A	109,300	4,544,694
MF Global Holdings [b]	689,000	5,704,920
Mizuho Securities	492,300	1,307,986
MVC Capital	214,200	2,938,824
Oppenheimer Holdings Cl. A	75,000	2,513,250
Paris Orleans et Cie	183,785	5,105,016
Partners Group Holding	16,200	3,097,137
Perpetual	13,541	407,438
Phatra Capital [b]	775,000	768,722
Platinum Asset Management	149,000	741,308
Rathbone Brothers	35,400	690,550
Reinet Investments [b]	133,127	2,349,854
Schroders	41,100	1,144,590
SEI Investments	334,200	7,980,696
SHUAA Capital [b]	485,000	146,580
SPARX Group [b]	1,320	140,760
Sprott	269,600	2,522,199
Teton Advisors Cl. A [d]	723	9,399
Treasury Group	51,500	245,037
Trust Company (The)	97,283	620,854
UOB-Kay Hian Holdings	190,000	265,292
Value Partners Group	7,162,800	6,768,174
Vontobel Holding	20,400	788,459
VZ Holding	8,500	1,230,811
Waddell & Reed Financial Cl. A	139,300	5,656,973
Westwood Holdings Group	23,460	944,265
Woori Investment & Securities	11,000	201,559

		121,346,258

Commercial Banks - 1.4%
Ameriana Bancorp	40,000	184,000
Bank of N.T. Butterfield & Son [b,c]	942,504	1,187,555
BCB Holdings [b]	598,676	734,703
Center Bancorp	44,868	430,284
CNB Financial	11,116	161,293
Commercial National Financial	54,900	1,035,414
Farmers & Merchants Bank of Long Beach	1,200	5,040,000
Fauquier Bankshares	160,800	2,227,080
Hawthorn Bancshares	48,023	432,687
M&T Bank	3,100	274,257
Mauritius Commercial Bank	40,000	238,028
Mechanics Bank	200	2,385,000
Old Point Financial	25,000	288,000
Peapack-Gladstone Financial	10,500	139,230
Sumitomo Mitsui Trust Holdings	118,000	418,490
Wilmington Trust	279,500	1,263,340

		16,439,361

Consumer Finance - 0.2%
World Acceptance [b]	42,000	2,738,400

Diversified Financial Services - 1.5%
Banca Finnat Euramerica	870,000	585,658
Hellenic Exchanges	115,000	1,010,463
Interactive Brokers Group Cl. A	100,000	1,589,000
Investment AB Kinnevik Cl. B	10,700	249,365
KKR Financial Holdings LLC	481,404	4,712,945
Leucadia National	44,940	1,687,048
PICO Holdings [b]	106,100	3,189,366
RHJ International [b]	102,500	827,999
State Bank of Mauritius	46,000	152,253
TMX Group	94,300	3,775,891

		17,779,988

Insurance - 4.9%
Alleghany Corporation [b]	29,230	9,674,592
Argo Group International Holdings	64,751	2,139,373
Aspen Insurance Holdings	47,000	1,295,320
Brown & Brown	286,900	7,402,020
China Taiping Insurance Holdings [b]	125,000	367,999
Crawford & Company Cl. B	1,160	5,521
Discovery Holdings	255,000	1,436,519
eHealth [a,b]	32,000	425,600
E-L Financial	17,900	8,991,542
Enstar Group [b]	20,217	2,019,274
Erie Indemnity Cl. A	50,000	3,555,500
First American Financial	44,000	726,000
Gallagher (Arthur J.) & Co.	111,200	3,381,592
Hilltop Holdings [b]	290,400	2,915,616
Independence Holding	317,658	2,534,911
Markel Corporation [b]	4,200	1,740,690
Montpelier Re Holdings	32,000	565,440
Platinum Underwriters Holdings	49,000	1,866,410
ProAssurance Corporation [b]	22,000	1,394,140
RLI	80,724	4,653,739
Validus Holdings	16,300	543,279
White Mountains Insurance Group	1,050	382,410

		58,017,487

Real Estate Management & Development - 1.8%
Altisource Portfolio Solutions [b]	61,699	1,892,925
Consolidated-Tomoka Land	13,564	439,474
E-House China Holdings ADR	294,400	3,459,200
Forestar Group [b]	48,000	912,960
Hopefluent Group Holdings	713,600	433,928
IFM Investments ADR [b]	190,452	676,105
Kennedy-Wilson Holdings [b]	150,000	1,629,000
Midland Holdings	732,700	569,879
Soho China	750,000	645,043
Tejon Ranch [b]	307,496	11,297,403

		21,955,917

Thrifts & Mortgage Finance - 0.6%
CFS Bancorp	75,000	421,500
HopFed Bancorp	106,590	980,628
Jefferson Bancshares [b]	12,226	43,280
Kearny Financial	50,862	510,146
MyState	152,000	589,579
Ocwen Financial [b]	123,600	1,362,072
Timberland Bancorp [b,e]	469,200	2,632,212

		6,539,417

Total		244,816,828

Health Care – 8.2%
Biotechnology - 0.2%
Pharmacyclics [b]	158,746	935,014
Sino Biopharmaceutical	926,600	345,455
Sinovac Biotech [b]	102,100	462,513
Sunesis Pharmaceuticals [a,b]	35,249	68,383
3SBio ADR [b]	43,600	753,844

		2,565,209

Health Care Equipment & Supplies - 2.0%
Allied Healthcare Products [b]	180,512	787,032
Analogic Corporation	40,135	2,269,634
Atrion Corporation	15,750	2,747,902
bioMerieux	8,800	923,005
Carl Zeiss Meditec	163,700	3,456,734
Cochlear	7,500	643,805
CONMED Corporation [b]	81,500	2,141,820
DiaSorin	15,000	660,061
DynaVox Cl. A [b]	55,000	303,600
Hogy Medical	21,800	933,013
IDEXX Laboratories [b]	40,201	3,104,321
Kinetic Concepts [b]	6,300	342,846
Kossan Rubber Industries	200,600	225,189
Nihon Kohden	43,100	938,376
Straumann Holding	6,000	1,542,950
Top Glove	260,000	461,841
Urologix [b]	445,500	280,665
Young Innovations	62,550	1,964,070
Zoll Medical [b]	400	17,924

		23,744,788

Health Care Providers & Services - 0.7%
Animal Health International [b]	17,000	71,400
Bangkok Chain Hospital	785,000	184,278
Cross Country Healthcare [b]	30,000	234,900
Landauer	75,500	4,644,760
MWI Veterinary Supply [b]	10,000	806,800
OdontoPrev	60,000	980,492
VCA Antech [b]	74,500	1,875,910

		8,798,540

Life Sciences Tools & Services - 3.5%
Affymetrix [b]	10,000	52,100
Albany Molecular Research [b]	85,000	362,100
Dionex Corporation [b]	52,900	6,244,845
EPS	583	1,364,632
eResearchTechnology [b]	67,624	457,815
Furiex Pharmaceuticals [b]	8,333	140,661
ICON ADR [a,b]	282,000	6,088,380
Luminex Corporation [b]	20,000	375,200
Mettler-Toledo International [b]	33,500	5,762,000
PAREXEL International [a,b]	312,400	7,778,760
PerkinElmer	185,800	4,880,966
Pharmaceutical Product Development	100,000	2,771,000
Techne Corporation	71,000	5,083,600

		41,362,059

Pharmaceuticals - 1.8%
Adcock Ingram Holdings	180,000	1,478,049
Almirall	100,000	1,116,753
Boiron	50,000	2,111,627
Bukwang Pharmaceutical	55,300	650,321
China Animal Healthcare	2,140,000	517,810
Daewoong Pharmaceutical	17,070	692,479
Endo Pharmaceuticals Holdings [b]	144,400	5,510,304
Hikma Pharmaceuticals	60,000	710,339
Kalbe Farma	600,000	234,281
Questcor Pharmaceuticals [b]	133,400	1,922,294
Recordati	190,000	1,910,456
Santen Pharmaceutical	57,000	2,271,640
Tsumura & Co.	20,100	630,693
Virbac	7,500	1,250,289

		21,007,335

Total		97,477,931

Industrials – 26.1%
Aerospace & Defense - 1.5%
AerCap Holdings [b]	45,000	565,650
Ducommun	117,200	2,801,080
HEICO Corporation	134,625	8,416,755
HEICO Corporation Cl. A	72,875	3,277,918
Hexcel Corporation [b]	47,500	935,275
Moog Cl. A [b]	25,000	1,147,750
Teledyne Technologies [b]	10,330	534,164

		17,678,592

Air Freight & Logistics - 1.7%
C. H. Robinson Worldwide	50,000	3,706,500
Forward Air	209,750	6,424,642
Hub Group Cl. A [b]	164,400	5,949,636
UTi Worldwide	175,000	3,542,000

		19,622,778

Building Products - 1.1%
American Woodmark	123,335	2,575,235
Burnham Holdings Cl. B [d]	36,000	540,000
NCI Building Systems [b]	2,780	35,223
Simpson Manufacturing	258,400	7,612,464
Sung Kwang Bend	105,700	1,589,908
USG Corporation [a,b]	50,000	833,000

		13,185,830

Commercial Services & Supplies - 2.8%
Brink’s Company (The)	206,320	6,831,255
Cintas Corporation	87,800	2,657,706
CompX International Cl. A	185,300	2,920,328
Copart [b]	110,386	4,783,025
Kimball International Cl. B	286,180	2,003,260
Moshi Moshi Hotline	135,000	2,520,498
Ritchie Bros. Auctioneers	337,700	9,506,255
Societe BIC	9,000	799,981
US Ecology	101,000	1,760,430

		33,782,738

Construction & Engineering - 1.6%
EMCOR Group [b]	199,400	6,175,418
Integrated Electrical Services [b]	355,400	1,222,576
Jacobs Engineering Group [b]	81,400	4,186,402
KBR	175,000	6,609,750
Raubex Group	525,000	1,416,297

		19,610,443

Electrical Equipment - 4.3%
AZZ	47,500	2,166,000
Belden	57,800	2,170,390
Brady Corporation Cl. A	94,600	3,376,274
Dynapack International Technology	22,000	69,352
Franklin Electric	104,600	4,832,520
Fushi Copperweld [a,b]	244,445	1,960,449
GrafTech International [b]	384,690	7,936,155
Jinpan International	169,684	1,988,696
Powell Industries [b]	92,400	3,644,256
Preformed Line Products	91,600	6,335,972
Regal-Beloit	116,500	8,601,195
Woodward	231,600	8,004,096

		51,085,355

Industrial Conglomerates - 0.5%
Raven Industries	96,200	5,908,604

Machinery - 8.1%
Armstrong Industrial	2,442,700	775,153
Burckhardt Compression Holding	12,000	3,778,987
China Automation Group	244,800	190,086
CLARCOR	92,500	4,156,025
Columbus McKinnon [b]	95,000	1,753,700
Decker Manufacturing [d]	6,022	186,682
Donaldson Company	92,800	5,687,712
FAG Bearings India	38,300	718,850
Gardner Denver	38,600	3,011,958
Graco	116,376	5,293,944
Hardinge	26,193	358,844
IDEX Corporation	67,400	2,942,010
Industrea	379,500	549,550
Kennametal	155,000	6,045,000
Lincoln Electric Holdings	94,180	7,150,145
Mueller Water Products Cl. A	72,500	324,800
NN [b]	197,100	3,599,046
Nordson Corporation	102,100	11,747,626
Pfeiffer Vacuum Technology	24,300	3,408,668
PMFG [b]	314,900	6,719,966
Rational	6,000	1,428,537
RBC Bearings [b]	47,000	1,796,810
Rotork	25,000	700,233
Semperit AG Holding	66,700	3,879,869
Shin Zu Shing	78,222	206,950
Spirax-Sarco Engineering	40,000	1,244,217
Valmont Industries	44,500	4,644,465
WABCO Holdings [b]	103,800	6,398,232
Wabtec Corporation	108,225	7,340,902

		96,038,967

Marine - 0.5%
Kirby Corporation [b]	111,000	6,359,190

Professional Services - 1.9%
Advisory Board (The) [b]	128,500	6,617,750
CRA International [b]	57,187	1,648,701
FTI Consulting [a,b]	7,850	300,891
JobStreet Corporation	50,000	43,417
Manpower	69,300	4,357,584
Michael Page International	125,000	1,030,698
On Assignment [b]	375,400	3,551,284
Robert Half International	92,600	2,833,560
SFN Group [b]	162,800	2,293,852

		22,677,737

Road & Rail - 1.4%
Frozen Food Express Industries [b]	286,635	991,757
Hertz Global Holdings [b]	39,300	614,259
Landstar System	156,900	7,167,192
Patriot Transportation Holding [b]	212,958	5,696,627
Universal Truckload Services [b]	129,476	2,233,461

		16,703,296

Trading Companies & Distributors - 0.7%
Lawson Products	161,431	3,719,370
MSC Industrial Direct Cl. A	62,500	4,279,375

		7,998,745

Total		310,652,275

Information Technology – 19.6%
Communications Equipment - 1.7%
AAC Acoustic Technologies Holdings	134,700	363,654
ADTRAN	65,000	2,759,900
Arris Group [b]	140,350	1,788,059
Bel Fuse Cl. A	36,672	879,761
Black Box	43,798	1,539,500
Cogo Group [b]	173,615	1,401,073
Comba Telecom Systems Holdings	443,571	521,778
Comtech Telecommunications	30,000	815,400
Emulex Corporation [b]	60,000	640,200
EVS Broadcast Equipment	27,500	1,749,887
Globecomm Systems [b]	233,700	2,881,521
Sonus Networks [b]	604,000	2,271,040
Sycamore Networks	48,100	1,175,083
VTech Holdings	49,050	556,172
Zhone Technologies [b]	224,000	515,200

		19,858,228

Computers & Peripherals - 1.2%
ADPT Corporation [b,d]	1,568,800	4,549,520
Avid Technology [b]	66,000	1,471,800
China Digital TV Holding Company ADR	5,000	35,700
Diebold	151,600	5,375,736
Electronics for Imaging [b]	8,517	125,285
Intermec [b]	23,000	248,170
Intevac [b]	57,450	714,103
SMART Technologies Cl. A [a,b]	75,000	765,750
Wacom	575	703,024
Xyratex [b]	12,000	134,160

		14,123,248

Electronic Equipment, Instruments & Components - 8.4%
Agilysys [b]	165,125	947,817
Anixter International	61,795	4,318,853
Avnet [b]	13,000	443,170
Benchmark Electronics [b]	165,200	3,133,844
China 3C Group [b]	6,600	990
China High Precision Automation Group	1,328,100	962,967
Chroma Ate	139,406	450,362
Cognex Corporation	236,200	6,672,650
Coherent [b]	226,500	13,161,915
Dolby Laboratories Cl. A [b]	15,500	762,755
FLIR Systems	105,000	3,634,050
Hana Microelectronics	685,000	543,561
Hollysys Automation Technologies [a,b]	27,927	371,429
Image Sensing Systems [b]	8,310	114,096
Kingboard Chemical Holdings	16,900	88,970
Mercury Computer Systems [b]	40,500	856,980
Molex	57,600	1,446,912
National Instruments	251,850	8,253,125
Newport Corporation [b]	523,500	9,334,005
Perceptron [b]	357,700	2,285,703
Plexus Corporation [b]	195,700	6,861,242
Pulse Electronics	286,200	1,731,510
Richardson Electronics	495,712	6,533,484
Rofin-Sinar Technologies [b]	271,600	10,728,200
Tech Data [b]	136,500	6,942,390
TTM Technologies [b]	211,400	3,839,024
Vaisala Cl. A	186,000	6,068,051

		100,488,055

Internet Software & Services - 0.4%
Monster Worldwide [b]	36,800	585,120
NetEase.com ADR [b]	19,300	955,543
Perficient [b]	10,000	120,100
RealNetworks [b]	245,400	912,888
Sohu.com [a,b]	4,000	357,440
ValueClick [b]	145,000	2,096,700

		5,027,791

IT Services - 3.8%
Convergys Corporation [b]	121,000	1,737,560
CoreLogic [b]	44,000	814,000
Forrester Research	40,300	1,543,087
Gartner [b]	121,000	5,042,070
Hackett Group [b]	655,000	2,515,200
ManTech International Cl. A [b]	35,400	1,500,960
MAXIMUS	111,600	9,058,572
MoneyGram International [b]	646,900	2,218,867
NeuStar Cl. A [b]	119,000	3,044,020
Otsuka Corporation	6,200	398,774
Sapient Corporation [b]	756,602	8,663,093
SRA International Cl. A [b]	188,800	5,354,368
Total System Services	171,500	3,090,430
Yucheng Technologies [b]	167,846	673,062

		45,654,063

Semiconductors & Semiconductor Equipment - 2.5%
Aixtron ADR	32,500	1,426,100
Analog Devices	16,004	630,237
ASM Pacific Technology	75,000	940,085
BE Semiconductor Industries [a,b,d]	58,000	519,100
Cymer [b]	98,500	5,573,130
Diodes [b]	252,450	8,598,447
Energy Conversion Devices [a,b]	84,500	190,970
Exar Corporation [b]	157,576	948,608
Himax Technologies ADR	352,500	835,425
Integrated Device Technology [b]	217,000	1,599,290
International Rectifier [b]	120,000	3,967,200
LSI Corporation [b]	190,000	1,292,000
Power Integrations	49,000	1,878,170
Vimicro International ADR [b]	240,000	720,000

		29,118,762

Software - 1.6%
ACI Worldwide [b]	181,150	5,941,720
Advent Software [b]	68,500	1,963,895
ANSYS [b]	95,000	5,148,050
Aspen Technology [b]	42,100	631,079
Aveva Group	20,000	518,156
Blackbaud	41,890	1,141,083
Epicor Software [b]	79,900	884,493
JDA Software Group [b]	49,900	1,509,974
LiveWire Mobile [b,d]	38,000	104,500
Majesco Entertainment [a,b]	36,255	114,566
Net 1 UEPS Technologies [b]	50,000	430,000
SimCorp	6,000	961,378
THQ [b]	20,000	91,200

		19,440,094

Total		233,710,241

Materials – 10.4%
Chemicals - 1.7%
Agrium	5,600	516,656
Cabot Corporation	58,000	2,684,820
CF Industries Holdings	4,500	615,555
Cytec Industries	14,000	761,180
Fufeng Group	2,094,200	1,434,983
Hanfeng Evergreen [b]	7,700	39,711
Hawkins	156,178	6,415,793
Huchems Fine Chemical	30,056	687,730
Intrepid Potash [b]	73,227	2,549,764
OM Group [b]	90,000	3,288,600
Victrex	45,000	974,551

		19,969,343

Construction Materials - 0.8%
Ash Grove Cement Cl. B [d]	50,518	8,487,024
Mardin Cimento Sanayii	325,000	1,667,044

		10,154,068

Containers & Packaging - 0.8%
Broadway Industrial Group	728,700	554,980
Greif Cl. A	90,844	5,942,106
Mayr-Melnhof Karton	22,600	2,640,126

		9,137,212

Metals & Mining - 6.9%
Allegheny Technologies	3,500	237,020
Aquarius Platinum	350,000	1,940,439
Centamin Egypt [b]	600,000	1,299,639
Central Steel & Wire [d]	6,062	3,909,990
China Metal Recycling (Holdings)	450,500	539,774
Cliffs Natural Resources	18,700	1,837,836
Commercial Metals	36,600	632,082
Endeavour Mining [a,b]	300,000	804,539
Endeavour Mining (Warrants) [b]	75,000	69,624
Franco-Nevada Corporation	10,000	367,097
Fresnillo	105,000	2,599,043
Gammon Gold [b]	218,300	2,281,235
Haynes International	29,000	1,608,050
Hecla Mining [a,b]	300,000	2,724,000
Hidili Industry International Development	60,000	53,223
Hochschild Mining	375,500	3,882,318
IAMGOLD Corporation	95,620	2,105,552
Kimber Resources [a,b]	560,000	940,800
Maharashtra Seamless	240,000	1,748,268
Major Drilling Group International	410,100	6,966,835
Medusa Mining	600,000	4,344,269
New Gold [b]	135,000	1,580,850
Northam Platinum	345,000	2,243,903
Northgate Minerals [b]	160,000	432,000
Nucor Corporation	129,350	5,952,687
Orbit Garant Drilling [b]	36,100	199,211
Ossen Innovation ADR [b]	110,000	383,900
Pan American Silver	10,000	371,300
Real Gold Mining	300,000	425,786
Reliance Steel & Aluminum	162,920	9,413,518
Royal Gold	34,400	1,802,560
Schnitzer Steel Industries Cl. A	100,000	6,501,000
Silvercorp Metals	15,000	218,550
Sims Metal Management ADR	276,475	5,018,021
Synalloy Corporation	198,800	2,558,556
Worthington Industries	185,000	3,870,200

		81,863,675

Paper & Forest Products - 0.2%
China Forestry Holdings [c]	3,563,800	743,360
Duratex	100,000	1,056,565
QX Paper [c]	3,296,000	923,730

		2,723,655

Total		123,847,953

Telecommunication Services – 0.0%
Diversified Telecommunication Services - 0.0%
Citic Telecom International Holdings	853,600	274,344

Total		274,344

Miscellaneous [f] – 1.7%
Total		20,046,106

TOTAL COMMON STOCKS
(Cost $899,198,523)		1,290,611,103

PREFERRED STOCKS – 0.1%
Bank of N.T. Butterfield & Son 0%
Conv. [b,c]	39,800	37,300
Seneca Foods Conv. [b,c]	55,000	1,478,565

TOTAL PREFERRED STOCKS
(Cost $844,626)		1,515,865

	PRINCIPAL AMOUNT
CORPORATE BOND – 0.0%
GAMCO Investors (Debentures) 0.00%
due 12/31/15
(Cost $289,840)	$289,800	189,790

REPURCHASE AGREEMENT – 10.0%
State Street Bank & Trust Company, 0.04% dated 3/31/11, due 4/1/11, maturity value $118,681,132 (collateralized by obligations of various U.S. Government Agencies, 1.625% due 7/27/11-8/15/11, valued at $121,652,313) (Cost $118,681,000)		118,681,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.6%
Money Market Funds Federated Government Obligations Fund (7 day yield-0.009864%) (Cost $7,682,926)		7,682,926

TOTAL INVESTMENTS – 119.2%
(Cost $1,026,696,915)		1,418,680,684

LIABILITIES LESS CASH AND OTHER ASSETS – (0.7)%		(8,817,399)

PREFERRED STOCK – (18.5)%		(220,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$1,189,863,285

[a]	All or a portion of these securities were on loan at March 31, 2011. Total market value of loaned securities at March 31, 2011 was $7,365,239.
[b]	Non-income producing.
[c]

Securities for which market quotations are not readily available represent 0.4% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[d]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[e]

At March 31, 2011, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[f]	Includes securities first acquired in 2011 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,027,567,352. At March 31, 2011, net unrealized appreciation for all securities was $391,113,332, consisting of aggregate gross unrealized appreciation of $477,857,493 and aggregate gross unrealized depreciation of $86,744,161. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures approved by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1	–	quoted prices in active markets for identical securities.
Level 2	–

other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common stocks	$1,023,009,827	$264,622,935	$2,978,341	$1,290,611,103
Preferred stocks	–	–	1,515,865	1,515,865
Corporate bonds	–	189,790	–	189,790
Cash equivalents	7,682,926	118,681,000	–	126,363,926

Level 3 Reconciliation:

	Balance as of 12/31/10	Purchases	Transfers In	Transfers Out	Sales	Realized and Unrealized Gain (Loss)	Balance as of 3/31/11

Common stocks	$1,925,934	$1,777,190	$1,741,414	$1,251,677	$66,625	$(1,147,895)	$2,978,341
Preferred stocks	1,372,514	–	–	–	–	143,351	1,515,865
Corporate bonds	197,064	–	–	197,064	–	–	–

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the three months ended March 31, 2011:

Affiliated Company	Shares 12/31/10	Market Value 12/31/10	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Dividend Income	Shares 3/31/11	Market Value 3/31/11

Timberland Bancorp	469,200	$1,731,348	–	–	–	–	469,200	$2,632,212

		$1,731,348			–	–		$2,632,212

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.

By:

/s/Charles M. Royce

Charles M. Royce

President, Royce Value Trust, Inc.

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/Charles M. Royce

Charles M. Royce

President, Royce Value Trust, Inc.

Date: May 24, 2011

By:

/s/John D. Diederich

John D. Diederich

Treasurer, Royce Value Trust, Inc.

Date: May 24, 2011